Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Analysis Of Income And Expense [line items]
Interest income	$ 5,124	$ 4,736	$ 3,984
Interest expense	2,528	2,197	1,511
IFRS9 [member]
Analysis Of Income And Expense [line items]
Interest income	5,124	4,736	3,984
Interest expense	2,528	2,197	1,511
Amortised cost [member] | IFRS9 [member]
Analysis Of Income And Expense [line items]
Interest income	4,433	4,132	3,525
Interest expense	2,451	2,113	1,437
Debt securities measured at fair value through other comprehensive income [member] | IFRS9 [member]
Analysis Of Income And Expense [line items]
Interest income	237	224	145
Other [member] | IFRS9 [member]
Analysis Of Income And Expense [line items]
Interest income	454	380	314
Interest expense	$ 77	$ 84	$ 74